Description of Business (Details)			1 Months Ended	12 Months Ended
	Jan. 05, 2022	Sep. 13, 2021	Jan. 31, 2022	Jul. 03, 2022
Accounting Policies [Abstract]
Number of bowling centers closed	2	2	2
Number of reporting segments				1